Total Equity - Preferred Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series C
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	6,016,384	6,016,384
Activity	0	0
Ending balance, shares outstanding	6,016,384	6,016,384
Series D
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	3,983,616	3,983,616
Activity	0	0
Ending balance, shares outstanding	3,983,616	3,983,616
Series E
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	3,967,134	3,967,134
Activity	0	0
Ending balance, shares outstanding	3,967,134	3,967,134
Series F
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	3,572,044	3,572,044
Activity	0	0
Ending balance, shares outstanding	3,572,044	3,572,044
Series G
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	7,432,952	7,432,952
Activity	0	0
Ending balance, shares outstanding	7,432,952	7,432,952
Series H
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	2,567,048	2,567,048
Activity	0	0
Ending balance, shares outstanding	2,567,048	2,567,048
Series I
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	10,465,553	10,465,553
Activity	0	0
Ending balance, shares outstanding	10,465,553	10,465,553
Series J
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	1,534,447	1,534,447
Activity	0	0
Ending balance, shares outstanding	1,534,447	1,534,447
Series K
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	9,500,000	9,500,000
Activity	0	0
Ending balance, shares outstanding	9,500,000	9,500,000
Series M
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	9,200,000	9,200,000
Activity	0	0
Ending balance, shares outstanding	9,200,000	9,200,000
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares outstanding	58,239,178	58,239,178
Activity	0	0
Ending balance, shares outstanding	58,239,178	58,239,178